UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York , NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2009
Date of reporting period: October 31, 2009

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT OCTOBER 31, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Index Equity Funds

Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund
Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bull 2X Fund
Direxion Monthly Latin America Bull 2X Fund

Currency Funds

Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund

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Letter to Shareholders

Dear Shareholder,

This Semi Annual Report for the Direxion Funds covers the period from May 1, 2009 to October 31, 2009 (the “Semi Annual Period”). During the Semi Annual Period, the DJ Industrial Average Index returned 20.56%, the S&P 500 Index returned 20.04%, the Barclays Capital Aggregate Bond Index returned 5.09% and the NASDAQ-100 Index returned 19.56%.

The period preceding the Semi Annual Period was marked by severe distress in the economy and, in particular, the financial sector, with market volatility at perhaps its highest measured levels. Governments across the globe provided massive stimulus to keep economies flowing and also became involved in the financial sector to an unprecedented extent. By the middle of the period, the markets had recovered much of their earlier losses and volatility had returned to more customary levels. Despite the market gains since March, the economy remains fragile and recovery is far from assured.

This report will account for two periods with differing investment objectives: May 1, 2009 — September 30, 2009 and October 1, 2009 — October 31, 2009. Effective Wednesday, September 30th, 2009, all Direxion Leveraged Index Funds modified their investment objectives from daily investment objectives to monthly investment objectives. In addition, all funds which previously sought to achieve 250% or -250% of the performance of their index on a daily basis began to seek 200% or -200% of the performance of their index on a monthly basis.

Direxion maintains models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratios and the impact of leveraging the fund’s portfolio. The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the funds in this Semi Annual Report follows.

The S&P 500 Bull 2.5X Fund and the S&P 500 Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the S&P 500 Index through September 30, 2009. The S&P 500 Bull 2.5X Fund returned 57.28%, 81 basis points lower than its expected return of 58.09%. The S&P 500 Bear 2.5X Fund returned -45.19%, 67 basis points lower than its expected return of -44.52%. The S&P 500 Index itself returned 22.31% (May 1, 2009 — September 30, 2009).

The Monthly S&P 500 Bull 2X Fund and the Monthly S&P 500 Bear 2X Fund seek to provide 200% and -200% of the monthly return of the S&P 500 Index. The Monthly S&P 500 Bull 2X Fund returned -4.01%, 7 basis point lower than its expected return of -3.94%. The Monthly S&P 500 Bear 2X Fund returned 3.68%, 15 basis points higher than its expected return of 3.53%. The S&P 500 Index itself returned -1.86% (September 30, 2009 — October 31, 2009).

The NASDAQ-100 Bull 2.5X Fund and the NASDAQ-100 Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the NASDAQ-100 Index through September 30, 2009. The NASDAQ-100 Bull 2.5X Fund returned 62.91%, 141 basis points higher than its expected return of 61.50%. The NASDAQ-100 Bear 2.5X Fund returned -46.01%, 62 basis points lower than its expected return of -45.39%. The NASDAQ-100 Index itself returned 23.67% (May 1, 2009 — September 30, 2009).

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The Monthly NASDAQ-100 Bull 2X Fund and the Monthly NASDAQ-100 Bear 2X Fund seek to provide 200% and -200% of the monthly return of the NASDAQ-100 Index. The Monthly NASDAQ-100 Bull 2X Fund returned -6.20%, 5 basis point higher than its expected return of -6.25%. The Monthly NASDAQ-100 Bear 2X Fund returned 5.88%, 3 basis points higher than its expected return of 5.85%. The NASDAQ-100 Index itself returned -2.99% (September 30, 2009 — October 31, 2009.

The Dollar Bull 2.5X Fund and the Dollar Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the US Dollar Index through September 30, 2009. The Dollar Bull 2.5X Fund returned -26.28%, 175 basis points lower than its expected return of -24.53%. The Dollar Bear 2.5X Fund returned 26.47%, 74 basis points lower than its expected return of 27.21%. The US Dollar Index itself returned -9.46% (May 1, 2009 — September 30, 2009).

The Monthly Dollar Bull 2X Fund and the Monthly Dollar Bear 2X Fund seek to provide 200% and -200% of the monthly return of the US Dollar Index. The Monthly Dollar Bull 2X Fund returned -1.22%, 16 basis point higher than its expected return of -1.38%. The Monthly Dollar Bear 2X Fund returned 4.29%, 3 basis points lower than its expected return of 4.32%. The US Dollar Index itself returned -2.09% (September 30, 2009 — October 31, 2009).

The Latin America Bull 2X Fund sought to provide 200% of the daily return of the S&P Latin America 40 Index through September 30, 2009. The Latin America Bull 2X Fund returned 96.80%, 199 basis points lower than its expected return of 98.79%. The S&P Latin America 40 Index itself returned 5.09% (May 1, 2009 — September 30, 2009).

The Monthly Latin America Bull 2X Fund seeks to provide 200% of the monthly return of the S&P Latin America 40 Index. The Monthly Latin America Bull 2X Fund returned 0.33%, 19 basis points lower than its expected return of 0.52%. The S&P Latin America 40 Index itself returned 0.37% (September 30, 2009 — October 31, 2009).

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Guy Talarico
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund, and Direxion Monthly Dollar Bear 2X Fund is 1.97%, 1.97%, 2.00%, 1.96%, 1.99%, 1.99%, and 1.99%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: December 30, 2009

Expense Example
October 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (May 1, 2009 — October 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
October 31, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	May 1, 2009	October 31, 2009	Period[2]

Direxion Monthly NASDAQ-100 Bull 2X Fund
Based on actual fund return	1.91%	$1,000.00	$1,528.00	$12.17
Based on hypothetical 5% return	1.91%	1,000.00	1,015.58	9.70
Direxion Monthly NASDAQ-100 Bear 2X Fund
Based on actual fund return	1.92%	1,000.00	571.70	7.61
Based on hypothetical 5% return	1.92%	1,000.00	1,015.53	9.75
Direxion Monthly S&P 500 Bull 2X Fund
Based on actual fund return	1.86%	1,000.00	1,509.00	11.76
Based on hypothetical 5% return	1.86%	1,000.00	1,015.83	9.45
Direxion Monthly S&P 500 Bear 2X Fund
Based on actual fund return	1.88%	1,000.00	568.30	7.43
Based on hypothetical 5% return	1.88%	1,000.00	1,015.73	9.55
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.91%	1,000.00	1,973.60	14.32
Based on hypothetical 5% return	1.91%	1,000.00	1,015.58	9.70
Direxion Monthly Dollar Bear 2X Fund
Based on actual fund return	1.92%	1,000.00	1,277.40	11.02
Based on hypothetical 5% return	1.92%	1,000.00	1,015.53	9.75
Direxion Monthly Dollar Bull 2X Fund
Based on actual fund return	1.91%	1,000.00	729.00	8.32
Based on hypothetical 5% return	1.91%	1,000.00	1,015.58	9.70

[1]	Annualized ratio of net expenses incurred in the most recent fiscal half-year.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
October 31, 2009 (Unaudited)

	Cash*	Futures		Swaps	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	108%	—		(8%)	100%
Direxion Monthly NASDAQ-100 Bear 2X Fund	96%	—		4%	100%
Direxion Monthly S&P 500 Bull 2X Fund	109%	—		(9%)	100%
Direxion Monthly S&P 500 Bear 2X Fund	99%	—		1%	100%
Direxion Monthly Latin America Bull 2X Fund	120%	—		(20%)	100%
Direxion Monthly Dollar Bear 2X Fund	99%	1%		—	100%
Direxion Monthly Dollar Bull 2X Fund	100%	0	%**	—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT  5

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 110.3%
MONEY MARKET FUNDS - 110.3%
4,701,172	Fidelity Institutional Government Portfolio, 0.07%	$4,701,172
4,701,172	Fidelity Institutional Money Market Portfolio, 0.26%	4,701,172
4,701,172	Goldman Sachs Financial Square Federal Fund, 0.04%	4,701,172
13,074,133	Goldman Sachs Financial Square Government Fund, 0.03%(a)	13,074,133
4,701,172	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	4,701,172

	TOTAL SHORT TERM INVESTMENTS (Cost $31,878,821)	$31,878,821

	TOTAL INVESTMENTS (Cost $31,878,821) - 110.3%	$31,878,821
	Other Liabilities in Excess of Assets - (10.3)%	(2,986,568)

	TOTAL NET ASSETS - 100.0%	$28,892,253

Percentages are stated as a percent of net assets.

(a)	$7,090,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
October 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	34,585	$63,646,110	3/23/2011	$(2,184,991)

The accompanying notes are an integral part of these financial statements.
6  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 68.1%
MONEY MARKET FUNDS - 68.1%
632,339	Fidelity Institutional Government Portfolio, 0.07%	$632,339
632,339	Fidelity Institutional Money Market Portfolio, 0.26%	632,339
632,338	Goldman Sachs Financial Square Federal Fund, 0.04%	632,338
2,140,186	Goldman Sachs Financial Square Government Fund, 0.03%(a)	2,140,186
632,338	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	632,338

	TOTAL SHORT TERM INVESTMENTS (Cost $4,669,540)	$4,669,540

	TOTAL INVESTMENTS (Cost $4,669,540) - 68.1%	$4,669,540
	Other Assets in Excess of Liabilities - 31.9%	2,187,083

	TOTAL NET ASSETS - 100.0%	$6,856,623

Percentages are stated as a percent of net assets.

(a)	$950,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
October 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	8,135	$13,805,947	3/3/2011	$242,159

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  7

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 89.7%
MONEY MARKET FUNDS - 89.7%
1,537,387	Fidelity Institutional Government Portfolio, 0.07%	$1,537,387
1,537,387	Fidelity Institutional Money Market Portfolio, 0.26%	1,537,387
1,537,387	Goldman Sachs Financial Square Federal Fund, 0.04%	1,537,387
6,558,385	Goldman Sachs Financial Square Government Fund, 0.03%(a)	6,558,385
1,537,387	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,537,387

	TOTAL SHORT TERM INVESTMENTS (Cost $12,707,933)	$12,707,933

	TOTAL INVESTMENTS (Cost $12,707,933) - 89.7%	$12,707,933
	Other Assets in Excess of Liabilities - 10.3%	1,460,260

	TOTAL NET ASSETS - 100.0%	$14,168,193

Percentages are stated as a percent of net assets.

(a)	$3,250,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
October 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	S&P 500 Index	27,350	$29,581,340	4/18/2011	$(1,235,385)

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 93.4%
MONEY MARKET FUNDS - 93.4%
2,066,168	Fidelity Institutional Government Portfolio, 0.07%	$2,066,168
2,066,168	Fidelity Institutional Money Market Portfolio, 0.26%	2,066,168
2,066,168	Goldman Sachs Financial Square Federal Fund, 0.04%	2,066,168
8,606,799	Goldman Sachs Financial Square Government Fund, 0.03%(a)	8,606,799
2,066,167	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	2,066,167

	TOTAL SHORT TERM INVESTMENTS (Cost $16,871,470)	$16,871,470

	TOTAL INVESTMENTS (Cost $16,871,470) - 93.4%	$16,871,470
	Other Assets in Excess of Liabilities - 6.6%	1,201,375

	TOTAL NET ASSETS - 100.0%	$18,072,845

Percentages are stated as a percent of net assets.

(a)	$4,010,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
October 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	S&P 500 Index	34,900	$36,363,959	4/29/2011	$198,964

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Direxion Monthly Latin American Bull 2X Fund
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 101.0%
MONEY MARKET FUNDS - 101.0%
6,714,096	Fidelity Institutional Government Portfolio, 0.07%	$6,714,096
6,714,096	Fidelity Institutional Money Market Portfolio, 0.26%	6,714,096
6,714,096	Goldman Sachs Financial Square Federal Fund, 0.04%	6,714,096
7,994,290	Goldman Sachs Financial Square Government Fund, 0.03%	7,994,290
68,523,750	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	68,523,750

	TOTAL SHORT TERM INVESTMENTS (Cost $96,660,328)	$96,660,328

	TOTAL INVESTMENTS (Cost $96,660,328) - 101.0%	$96,660,328
	Other Liabilities in Excess of Assets - (1.0)%	(998,318)

	TOTAL NET ASSETS - 100.0%	$95,662,010

Percentages are stated as a percent of net assets.

(a)	$61,809,654 of this security is held as collateral for swap contracts.

Direxion Monthly Latin American Bull 2X Fund
Long Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Merrill Lynch	iShares S&P Latin America 40 Index	4,378,657	$207,242,402	11/19/2010	$(18,729,171)
Merrill Lynch	iShares S&P Latin America 40 Index	17,000	808,783	11/23/2010	(76,701)
Merrill Lynch	iShares S&P Latin America 40 Index	37,000	1,740,127	11/26/2010	(146,841)
Merrill Lynch	iShares S&P Latin America 40 Index	10,400	469,820	11/29/2010	(21,892)

		4,443,057	$210,261,132		$(18,974,605)

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.6%
MONEY MARKET FUNDS - 100.6%
1,867,913	Fidelity Institutional Government Portfolio, 0.07%	$1,867,913
1,867,913	Fidelity Institutional Money Market Portfolio, 0.26%	1,867,913
1,867,913	Goldman Sachs Financial Square Federal Fund, 0.04%	1,867,913
3,085,170	Goldman Sachs Financial Square Government Fund, 0.03%	3,085,170
1,867,914	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,867,914

	TOTAL SHORT TERM INVESTMENTS (Cost $10,556,823)	$10,556,823

	TOTAL INVESTMENTS (Cost $10,556,823) - 100.6%	$10,556,823
	Liabilities in Excess of Other Assets - (0.6)%	(58,775)

	TOTAL NET ASSETS - 100.0%	$10,498,048

Percentages are stated as a percent of net assets.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
October 31, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

276	U.S. Dollar Index Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $21,123,660)	$68,997

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 43.2%
MONEY MARKET FUNDS - 43.2%
739,759	Fidelity Institutional Government Portfolio, 0.07%	$739,759
739,759	Fidelity Institutional Money Market Portfolio, 0.26%	739,759
739,759	Goldman Sachs Financial Square Federal Fund, 0.04%	739,759
1,215,436	Goldman Sachs Financial Square Government Fund, 0.03%	1,215,436
739,759	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	739,759

	TOTAL SHORT TERM INVESTMENTS (Cost $4,174,472)	$4,174,472

	TOTAL INVESTMENTS (Cost $4,174,472) - 43.2%	$4,174,472
	Other Assets in Excess of Liabilities - 56.8%	5,479,063

	TOTAL NET ASSETS - 100.0%	$9,653,535

Percentages are stated as a percent of net assets.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
October 31, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation

247	U.S. Dollar Index Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $18,904,145)	$(2,419)

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2009 (Unaudited)

	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$31,878,821	$4,669,540
Receivable for Fund shares sold	520,292	1,969,896
Unrealized appreciation on swaps	—	242,159
Dividends and interest receivable	1,095	309
Prepaid expenses and other assets	21,865	24,676

Total Assets	32,422,073	6,906,580

Liabilities:
Payable for Fund shares redeemed	1,154,188	44,659
Unrealized depreciation on swaps	2,184,991	—
Due to broker for swaps	142,157	—
Accrued distribution expense	6,921	1,056
Accrued advisory expense	20,763	3,169
Accrued operating services fees	13,837	—
Accrued expenses and other liabilities	6,963	1,073

Total Liabilities	3,529,820	49,957

Net Assets	$28,892,253	$6,856,623

Net Assets Consist Of:
Capital stock	$56,703,071	$18,193,290
Accumulated undistributed net investment income (loss)	(208,955)	(57,363)
Accumulated undistributed net realized gain (loss)	(25,416,872)	(11,521,463)
Net unrealized appreciation (depreciation)
Swaps	(2,184,991)	242,159

Total Net Assets	$28,892,253	$6,856,623

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$28,892,253	$6,856,623
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	598,946	1,029,460
Net asset value, redemption price and offering price per share	$48.24	$6.66

Cost of Investments	$31,878,821	$4,669,540

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Statements of Assets and Liabilities
October 31, 2009 (Unaudited)

	Direxion Monthly	Direxion Monthly
	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$12,707,933	$16,871,470
Receivable for Fund shares sold	2,795,145	2,046,196
Unrealized appreciation on swaps	—	198,964
Dividends and interest receivable	568	147
Prepaid expenses and other assets	25,350	22,424

Total Assets	15,528,996	19,139,201

Liabilities:
Payable for Fund shares redeemed	107,400	1,055,788
Unrealized depreciation on swaps	1,235,385	—
Accrued distribution expense	2,920	2,201
Accrued advisory expense	8,761	6,601
Accrued operating services fees	3,402	1,735
Accrued expenses and other liabilities	2,935	31

Total Liabilities	1,360,803	1,066,356

Net Assets	$14,168,193	$18,072,845

Net Assets Consist Of:
Capital stock	$21,563,098	$39,113,300
Accumulated undistributed net investment income (loss)	(275,081)	(122,495)
Accumulated undistributed net realized gain (loss)	(5,884,439)	(21,116,924)
Net unrealized appreciation (depreciation)
Swaps	(1,235,385)	198,964

Total Net Assets	$14,168,193	$18,072,845

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$14,168,193	$18,072,845
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	484,733	1,645,708
Net asset value, redemption price and offering price per share	$29.23	$10.98

Cost of Investments	$12,707,933	$16,871,470

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2009 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bear	Dollar Bull
	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$96,660,328	$10,556,823	$4,174,472
Receivable for Fund shares sold	1,611,868	129,372	5,284,240
Deposit at broker for swaps	22,870,000	—	—
Deposit at broker for futures	—	331,200	142,800
Variation margin receivable	—	—	55,331
Dividends and interest receivable	—	3,012	185
Prepaid expenses and other assets	14,999	16,456	9,391

Total Assets	121,157,195	11,036,863	9,666,419

Liabilities:
Payable for Fund shares redeemed	4,368,476	388,189	8,632
Unrealized depreciation on swaps	18,974,605	—	—
Due to broker for swaps	1,964,177	—	—
Variation margin payable	—	129,720	—
Accrued distribution expense	24,861	3,101	747
Accrued advisory expense	74,583	9,304	2,240
Accrued operating services fees	62,221	5,390	490
Accrued expenses and other liabilities	26,262	3,111	775

Total Liabilities	25,495,185	538,815	12,884

Net Assets	$95,662,010	$10,498,048	$9,653,535

Net Assets Consist Of:
Capital stock	$278,591,865	$13,598,302	$11,766,777
Accumulated undistributed net investment income (loss)	(713,727)	(108,980)	(36,929)
Accumulated undistributed net realized gain (loss)	(163,241,523)	(3,060,271)	(2,073,894)
Net unrealized appreciation (depreciation)
Futures	—	68,997	(2,419)
Swaps	(18,974,605)	—	—

Total Net Assets	$95,662,010	$10,498,048	$9,653,535

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$95,662,010	$10,498,048	$9,653,535
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,067,159	450,645	360,386
Net asset value, redemption price and offering price per share	$46.28	$23.30	$26.79

Cost of Investments	$96,660,328	$10,556,823	$4,174,472

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Statements of Operations
For The Six Months Ended October 31, 2009 (Unaudited)

	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear
	2X Fund	2X Fund

Investment income:
Dividend income	$—	$—
Interest income	25,661	6,944

Total investment income	25,661	6,944

Expenses:
Investment advisory fees	91,912	25,156
Distribution expenses	30,637	8,385
Shareholder servicing fees	30,637	8,385
Administration fees	1,595	521
Fund accounting fees	1,906	643
Custody fees	962	577
Transfer agent fees	9,217	3,660
Federal and state registration fees	7,769	3,180
Professional fees	4,209	3,549
Reports to shareholders	4,251	2,089
Trustees’ fees and expenses	172	57
Operating services fees	56,611	14,282
Other	2,539	2,042

Total expenses before reimbursement	242,417	72,526
Plus: Recoupment of previously waived expenses	—	—
Less: Reimbursement of expenses by Adviser	(2,999)	(6,329)
Less: Expenses paid indirectly (Note 6)	(4,802)	(1,890)

Total expenses	234,616	64,307

Net investment income (loss)	(208,955)	(57,363)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	11,524,029	(7,028,959)

	11,524,029	(7,028,959)

Change in unrealized appreciation (depreciation) on:
Swaps	(3,217,406)	972,735

Net realized and unrealized gain (loss) on investments	8,306,623	(6,056,224)

Net increase (decrease) in net assets resulting from operations	$8,097,668	$(6,113,587)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For The Six Months Ended October 31, 2009 (Unaudited)

	Direxion Monthly	Direxion Monthly
	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund

Investment income:
Dividend income	$—	$—
Interest income	44,328	17,764

Total investment income	44,328	17,764

Expenses:
Investment advisory fees	129,011	56,048
Distribution expenses	43,004	18,683
Shareholder servicing fees	43,004	15,710
Administration fees	3,509	1,119
Fund accounting fees	5,440	770
Custody fees	1,921	727
Transfer agent fees	20,314	7,143
Federal and state registration fees	4,551	5,891
Professional fees	4,490	3,996
Reports to shareholders	7,242	2,259
Trustees’ fees and expenses	529	92
Operating services fees	61,131	32,407
Other	5,125	3,177

Total expenses before reimbursement	329,271	148,022
Plus: Recoupment of previously waived expenses	519	—
Less: Reimbursement of expenses by Adviser	—	(3,834)
Less: Expenses paid indirectly (Note 6)	(10,381)	(3,929)

Total expenses	319,409	140,259

Net investment income (loss)	(275,081)	(122,495)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	(162,475)	4,705
Swaps	20,106,086	(17,003,975)

	19,943,611	(16,999,270)

Change in unrealized appreciation (depreciation) on:
Futures	18,335	—
Swaps	(2,254,404)	2,565,569

	(2,236,069)	2,565,569

Net realized and unrealized gain (loss) on investments	17,707,542	(14,433,701)

Net increase (decrease) in net assets resulting from operations	$17,432,461	$(14,556,196)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Statements of Operations
For The Six Months Ended October 31, 2009 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bear	Dollar Bull
	2X Fund	2X Fund	2X Fund

Investment income:
Dividend income	$141	$—	$—
Interest income	68,051	13,511	3,901

Total investment income	68,192	13,511	3,901

Expenses:
Investment advisory fees	306,476	47,901	16,028
Distribution expenses	102,159	15,967	5,343
Shareholder servicing fees	102,159	15,967	5,343
Administration fees	4,961	1,028	204
Fund accounting fees	7,010	1,099	—
Custody fees	2,640	681	269
Transfer agent fees	11,391	6,317	1,436
Federal and state registration fees	9,016	4,098	6,089
Professional fees	8,431	3,609	3,049
Reports to shareholders	18,175	1,513	1,559
Trustees’ fees and expenses	509	82	—
Operating services fees	193,945	26,671	10,952
Other	4,318	521	70

Total expenses before reimbursement	771,190	125,454	50,342
Plus: Recoupment of previously waived expenses	17,908	719	—
Less: Reimbursement of expenses by Adviser	—	—	(8,563)
Less: Expenses paid indirectly (Note 6)	(7,179)	(3,682)	(949)

Total expenses	781,919	122,491	40,830

Net investment income (loss)	(713,727)	(108,980)	(36,929)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	34,132	—	—
Futures	—	2,382,429	(1,312,020)
Swaps	63,823,518	—	—

	63,857,650	2,382,429	(1,312,020)

Change in unrealized appreciation (depreciation) on:
Investments	(8,391)	—	—
Futures	—	(107,825)	24,685
Swaps	(18,974,605)	—	—

	(18,982,996)	(107,825)	24,685

Net realized and unrealized gain (loss) on investments	44,874,654	2,274,604	(1,287,335)

Net increase (decrease) in net assets resulting from operations	$44,160,927	$2,165,624	$(1,324,264)

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100
	Bull 2X Fund		Direxion Monthly NASDAQ-100 Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31, 2009	Year Ended	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009	(Unaudited)	April 30, 2009

Operations:
Net investment income (loss)	$(208,955)	$(80,971)	$(57,363)	$(56,066)
Net realized gain (loss) on investments	11,524,029	(22,853,230)	(7,028,959)	1,953,480
Change in net unrealized appreciation (depreciation) on investments	(3,217,406)	(517,915)	972,735	596,877

Net increase (decrease) in net assets resulting from operations	8,097,668	(23,452,116)	(6,113,587)	2,494,291

Distributions to shareholders
Net investment income	—	—	—	(526,007)
Net realized gains	—	(867,580)	—	—
Return of capital	—	(15,509)	—	—

Total distributions	—	(883,089)	—	(526,007)

Capital share transactions
Proceeds from shares sold	102,018,616	197,806,750	124,514,309	167,423,170
Proceeds from shares issued to holders in reinvestment of distributions	—	664,702	—	486,176
Cost of shares redeemed	(107,379,532)	(169,511,180)	(118,116,685)	(172,391,526)

Net increase (decrease) in net assets resulting from capital share transactions	(5,360,916)	28,960,272	6,397,624	(4,482,180)

Total increase (decrease) in net assets	2,736,752	4,625,067	284,037	(2,513,896)

Net assets:
Beginning of year/period	26,155,501	21,530,434	6,572,586	9,086,482

End of year/period	$28,892,253	$26,155,501	$6,856,623	$6,572,586

Accumulated undistributed net investment income (loss), end of year/period	$(208,955)	$—	$(57,363)	$—

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Statements of Changes in Net Assets

	Direxion Monthly S&P 500		Direxion Monthly S&P 500
	Bull 2X Fund		Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31, 2009	Year Ended	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009	(Unaudited)	April 30, 2009

Operations:
Net investment income (loss)	$(275,081)	$(261,784)	$(122,495)	$(169,700)
Net realized gain (loss) on investments	19,943,611	(23,415,906)	(16,999,270)	42,296,191
Change in net unrealized appreciation (depreciation) on investments	(2,236,069)	891,142	2,565,569	(2,374,711)

Net increase (decrease) in net assets resulting from operations	17,432,461	(22,786,548)	(14,556,196)	39,751,780

Distributions to shareholders
Net investment income	—	—	—	(645,243)
Net realized gains	—	—	—	—
Return of capital	—	(16,961)	—	—

Total distributions	—	(16,961)	—	(645,243)

Capital share transactions
Proceeds from shares sold	174,301,965	345,736,874	254,520,299	614,853,896
Proceeds from shares issued to holders in reinvestment of distributions	—	15,993	—	622,833
Cost of shares redeemed	(220,177,098)	(299,946,093)	(248,776,028)	(636,694,534)

Net increase (decrease) in net assets resulting from capital share transactions	(45,875,133)	45,806,774	5,744,271	(21,217,805)

Total increase (decrease) in net assets	(28,442,672)	23,003,265	(8,811,925)	17,888,732

Net assets:
Beginning of year/period	42,610,865	19,607,600	26,884,770	8,996,038

End of year/period	$14,168,193	$42,610,865	$18,072,845	$26,884,770

Accumulated undistributed net investment income (loss), end of year/period	$(275,081)	$—	$(122,495)	$—

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Latin America		Direxion Monthly Dollar
	Bull 2X Fund		Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31, 2009	Year Ended	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009	(Unaudited)	April 30, 2009

Operations:
Net investment income (loss)	$(713,727)	$503,876	$(108,980)	$(41,830)
Net realized gain (loss) on investments	63,857,650	(213,620,904)	2,382,429	(5,962,646)
Change in net unrealized appreciation (depreciation) on investments	(18,982,996)	(8,977,888)	(107,825)	707,704

Net increase (decrease) in net assets resulting from operations	44,160,927	(222,094,916)	2,165,624	(5,296,772)

Distributions to shareholders
Net investment income	—	(503,876)	—	—
Net realized gains	—	—	—	—
Return of capital	—	(3,826,290)	—	—

Total distributions	—	(4,330,166)	—	—

Capital share transactions
Proceeds from shares sold	92,938,680	252,868,532	82,312,700	299,446,702
Proceeds from shares issued to holders in reinvestment of distributions	—	4,212,558	—	—
Cost of shares redeemed	(86,038,353)	(269,196,685)	(83,129,261)	(307,979,838)

Net increase (decrease) in net assets resulting from capital share transactions	6,900,327	(12,115,595)	(816,561)	(8,533,136)

Total increase (decrease) in net assets	51,061,254	(238,540,677)	1,349,063	(13,829,908)

Net assets:
Beginning of year/period	44,600,756	283,141,433	9,148,985	22,978,893

End of year/period	$95,662,010	$44,600,756	$10,498,048	$9,148,985

Accumulated undistributed net investment income (loss), end of year/period	$(713,727)	$—	$(108,980)	$—

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Statements of Changes in Net Assets

	Direxion Monthly Dollar
	Bull 2X Fund
	Six Months Ended
	October 31, 2009	June 2, 2008[1]
	(Unaudited)	to April 30, 2009

Operations:
Net investment income (loss)	$(36,929)	$(19,282)
Net realized gain (loss) on investments	(1,312,020)	2,356,170
Change in net unrealized appreciation (depreciation) on investments	24,685	(27,104)

Net increase (decrease) in net assets resulting from operations	(1,324,264)	2,309,784

Distributions to shareholders
Net investment income	—	—
Net realized gains	—	(393,682)
Return of capital	—	—

Total distributions	—	(393,682)

Capital share transactions
Proceeds from shares sold	117,973,175	291,011,100
Proceeds from shares issued to holders in reinvestment of distributions	—	247,034
Cost of shares redeemed	(110,203,061)	(289,966,551)

Net increase (decrease) in net assets resulting from capital share transactions	7,770,114	1,291,583

Total increase (decrease) in net assets	6,445,850	3,207,685

Net assets:
Beginning of period	3,207,685	—

End of period	$9,653,535	$3,207,685

Accumulated undistributed net investment income (loss), end of period	$(36,929)	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
October 31, 2009

												RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		Net Assets,			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	End of	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return	Year/Period (,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

Direxion Monthly NASDAQ-100 Bull 2X Fund[9]
Six months ended October 31, 2009 (Unaudited)	$31.57	$(0.36)	$17.03	$16.67	$—	$—	$—	$—	$48.24	52.80%[2]	$28,892	1.98%	1.91%	1.70%	0%
Year ended April 30, 2009	112.07	(0.15)	(79.02)	(79.17)	—	(1.31)	(0.02)	(1.33)	31.57	(70.49%)	26,156	1.93%	1.81%	(0.38%)	83%
Year ended April 30, 2008	144.55	3.08	(15.54)	(12.46)	(7.07)	(12.95)	—	(20.02)	112.07	(11.69%)	21,530	2.35%	1.75%	2.22%	28%
May 1, 2006[1] to April 30, 2007	140.00	1.61	11.55	13.16	—	(8.61)	—	(8.61)	144.55	10.11%[2,6]	7,071	3.42%	1.75%	1.23%	920%
Direxion Monthly NASDAQ-100 Bear 2X Fund
Six months ended October 31, 2009 (Unaudited)	11.65	(0.07)	(4.92)	(4.99)	—	—	—	—	6.66	(42.83%)[2]	6,857	2.16%	1.92%	(1.71%)	0%
Year ended April 30, 2009	13.19	(0.09)	(0.27)	(0.36)	(1.18)	—	—	(1.18)	11.65	(7.08%)	6,573	2.23%	1.81%	(0.52%)	0%
Year ended April 30, 2008	15.94	0.30	(3.05)	(2.75)	—	—	—	—	13.19	(17.25%)	9,086	2.38%	1.75%	2.03%	0%
May 1, 2006[1] to April 30, 2007	20.00	0.60	(4.66)	(4.06)	—	—	—	—	15.94	(20.30%)[2]	8,159	3.23%	1.75%	3.03%	0%
Direxion Monthly S&P 500 Bull 2X Fund[10]
Six months ended October 31, 2009 (Unaudited)	19.37	(0.19)	10.05	9.86	—	—	—	—	29.23	50.90%[2]	14,168	1.91%	1.86%	(1.60%)	0%
Year ended April 30, 2009	90.05	(0.21)	(70.46)	(70.67)	—	—	(0.01)	(0.01)	19.37	(78.48%)	42,611	1.81%	1.85%	(0.95%)	578%
Year ended April 30, 2008	119.40	2.50	(31.00)	(28.50)	—	—	(0.85)	(0.85)	90.05	(23.97%)[7]	19,608	2.46%	1.75%	2.35%	190%
May 1, 2006[1] to April 30, 2007	100.00	3.50	22.95	26.45	(3.65)	(3.40)	—	(7.05)	119.40	26.95%[2]	10,382	3.15%	1.75%	3.21%	0%
Direxion Monthly S&P Bear 2X Fund
Six months ended October 31, 2009 (Unaudited)	19.32	(0.11)	(8.23)	(8.34)	—	—	—	—	10.98	(43.17%)[2]	18,073	1.98%	1.88%	(1.64%)	0%
Year ended April 30, 2009	16.05	(0.15)	4.53	4.38	(1.11)	—	—	(1.11)	19.32	25.39%	26,885	1.93%	1.80%	(0.66%)	195%
Year ended April 30, 2008	14.78	0.34	0.93	1.27	—	—	—	—	16.05	8.59%	8,996	2.44%	1.75%	2.10%	168%
May 1, 2006[1] to April 30, 2007	20.00	0.51	(5.25)	(4.74)	—	(0.48)	—	(0.48)	14.78	(23.87%)[2,6]	4,391	7.03%	1.75%	3.02%	0%
Direxion Monthly Latin America Bull 2X Fund[11]
Six months ended October 31, 2009 (Unaudited)	23.45	(0.33)	23.16	22.83	—	—	—	—	46.28	97.36%[2]	95,662	1.88%	1.91%	(1.75%)	0%
Year ended April 30, 2009	177.90	0.30	(151.98)	(151.68)	(0.32)	—	(2.45)	(2.77)	23.45	(85.09%)[12]	44,601	1.82%	1.75%	0.41%	120%
Year ended April 30, 2008	120.80	0.90	86.60	87.50	(20.30)	(10.10)	—	(30.40)	177.90	79.77%	283,141	1.64%	1.67%	0.57%	521%
May 2, 2006[1] to April 30, 2007	100.00	2.10	27.45	29.55	(7.75)	(1.00)	—	(8.75)	120.80	30.83%[2]	46,167	2.26%	1.75%	2.07%	861%
Direxion Monthly Dollar Bear 2X Fund
Six months ended October 31, 2009 (Unaudited)	18.24	(0.18)	5.24	5.06	—	—	—	—	23.30	27.74%[2]	10,498	1.96%	1.92%	(1.71%)	0%
Year ended April 30, 2009	27.35	(0.08)	(9.03)	(9.11)	—	—	—	—	18.24	(33.31%)	9,149	2.08%	1.80%	(0.31%)	0%
Year ended April 30, 2008	22.16	0.50	6.39	6.89	(0.26)	(1.44)	—	(1.70)	27.35	32.50%	22,979	1.95%	1.75%	1.99%	0%
June 12, 2006[1] to April 30, 2007	20.00	0.60	1.64	2.24	(0.05)	(0.03)	—	(0.08)	22.16	11.22%[2,8]	2,795	6.54%	1.75%	3.24%	0%
Direxion Monthly Dollar Bull 2X Fund
Six months ended October 31, 2009 (Unaudited)	36.75	(0.25)	(9.71)	(9.96)	—	—	—	—	26.79	(27.10%)[2]	9,654	2.36%	1.91%	(1.73%)	0%
June 2, 2008[1] to April 30, 2009	30.00	(0.11)	8.62	8.51	—	(1.76)	—	(1.76)	36.75	27.87%[2]	3,208	2.49%	1.71%	(0.30%)	0%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.
The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	The Adviser made voluntary contributions to reduce the trading and tracking error. If the contributions had not been made, the total return would have been 0.10% lower.
[7]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.04% lower.
[8]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.25% lower.
[9]	On December 15, 2008, the NASDAQ-100 Bull 2.5X Fund had a 7:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 7:1 reverse stock split.
[10]	On December 15, 2008, the S&P 500 Bull 2.5X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[11]	On December 15, 2008, the Latin America Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[12]	The Adviser made an involuntary contribution for fund overdraft. If the contributions had not been made, the total return would have been less than .005% lower.

DIREXION SEMI-ANNUAL REPORT  23

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series of which 7 are included in this report: Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bear 2X Fund, and the Direxion Monthly Dollar Bull 2X Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 7 Funds included in this report offer only Investor Class of shares. During the year ended April 30, 2009, the Board of Trustees, based upon the recommendation of management, closed three series: the Mid Cap Bull 2.5X Fund, Latin America Bear 2X Fund and Japan Bull 2X Fund. Effective May 1, 2009, the Commodity Trends Strategy Fund changed its fiscal year end date from April 30 to October 31.

The objective of the Direxion Monthly NASDAQ-100® Bull 2X Fund is to seek monthly investment results, before fees and expenses, of 200% of the price performance of the NASDAQ-100® Index. The objective of the Direxion Monthly NASDAQ-100® Bear 2X Fund is to seek monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the Direxion Monthly NASDAQ-100® Bull 2X Fund and the Monthly NASDAQ-100® Bear 2X Fund are referred to as the “NASDAQ-100® Funds.”) Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the Direxion Monthly NASDAQ-100® Bull 2X Fund creating long positions and the Direxion Monthly NASDAQ-100® Bear 2X Fund creating short positions.

The objective of the Direxion Monthly S&P 500® Bull 2X Fund is to seek monthly investment results, before fees and expenses, of 200% of the price performance of the S&P 500® Index. The objective of the Direxion Monthly S&P 500® Bear 2X Fund is to seek monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund are referred to as the “S&P 500® Funds.”) Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the Direxion Monthly S&P 500® Bull 2X Fund creating long positions and the Direxion Monthly S&P 500® Bear 2X Fund creating short positions.

The objective of the Direxion Monthly Latin America Bull 2X Fund is to seek monthly investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Direxion Monthly Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating long positions.

The objective of the Direxion Monthly Dollar Bull 2X Fund is to seek monthly investment results, before fees and expenses, of 200% of the price performance of the U.S. Dollar® Index (the “USDX”). The Direxion Monthly Dollar Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating long positions. The objective of the Direxion Monthly Dollar Bear 2X Fund is to seek monthly investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”). The Direxion Monthly Dollar Bear 2X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating short positions.

24  DIREXION SEMI-ANNUAL REPORT

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at October 31, 2009.

c) Swap Contracts – Each Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the funds).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an

DIREXION SEMI-ANNUAL REPORT  25

amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the long swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet its objectives.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at October 31, 2009.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at October 31, 2009.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

26  DIREXION SEMI-ANNUAL REPORT

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended October 31, 2009 and year ended April 30, 2009, were as follows:

	Direxion Monthly NASDAQ-100 Bull 2X Fund		Direxion Monthly NASDAQ-100 Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31,	Year Ended	October 31,	Year Ended
	2009	April 30,	2009	April 30,
	(Unaudited)	2009	(Unaudited)	2009

Distributions paid from:
Ordinary Income	$—	$107,172	$—	$526,007
Long-Term Capital Gains	—	760,408	—	—
Return of Capital	—	15,509	—	—

Total Distributions paid	$—	$883,089	$—	$526,007

	Direxion Monthly S&P 500 Bull		Direxion Monthly S&P 500 Bear
	2X Fund		2X Fund		Direxion Monthly Latin America Bull 2X Fund
	Six Months Ended				Six Months Ended
	October 31,	Year Ended	Six Months Ended	Year Ended	October 31,
	2009	April 30,	October 31, 2009	April 30,	2009	Year Ended
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	April 30, 2009

Distributions paid from:
Ordinary Income	$—	$—	$—	$645,243	$—	$503,876
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	16,961	—	—	—	3,826,290

Total Distributions paid	$—	$16,961	$—	$645,243	$—	$4,330,166

	Direxion Monthly Dollar Bear		Direxion Monthly Dollar Bull
	2X Fund		2X Fund
	Six Months Ended		Six Months Ended
	October 31,	Year Ended	October 31,	Period Ended
	2009	April 30,	2009	April 30,
	(Unaudited)	2009	(Unaudited)	2009[1]

Distributions paid from:
Ordinary Income	$—	$—	$—	$155,172
Long-Term Capital Gains	—	—	—	238,510
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$—	$393,682

[1]	Commenced operations on June 2, 2008.

DIREXION SEMI-ANNUAL REPORT  27

As of April 30, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X	Bear 2X	Bull 2X	Bear 2X
	Fund	Fund	Fund	Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(35,908,486)	(5,223,080)	(24,827,366)	(6,484,259)

Total accumulated earnings/(loss)	$(35,908,486)	$(5,223,080)	$(24,827,366)	$(6,484,259)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America	Dollar	Dollar
	Bull 2X	Bear 2X	Bull 2X
	Fund	Fund	Fund

Net unrealized appreciation/(depreciation)	$(41,177)	$—	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	—	—	—

Other accumulated gain/(loss)	(227,049,605)	(5,265,878)	(788,978)

Total accumulated earnings/(loss)	$(227,090,782)	$(5,265,878)	$(788,978)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

The cost basis of investments for federal tax purposes as of October 31, 2009 was as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X	Bear 2X	Bull 2X	Bear 2X
	Fund	Fund	Fund	Fund

Tax cost of investments	$31,878,821	$4,669,540	$12,707,933	$16,871,470
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America	Dollar	Dollar
	Bull 2X	Bear 2X	Bull 2X
	Fund	Fund	Fund

Tax cost of investments	$96,709,896	$10,556,823	$4,174,472
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	(49,568)	—	—

Net unrealized appreciation/(depreciation)	$(49,568)	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, April 30, 2009.

28  DIREXION SEMI-ANNUAL REPORT

At April 30, 2009, the following funds deferred, on a tax basis, post-October losses of:

Post October
Capital Loss Deferred

Direxion Monthly NASDAQ-100 Bull 2X Fund	$4,000,605
Direxion Monthly NASDAQ-100 Bear 2X Fund	4,492,504
Direxion Monthly S&P 500 Bull 2X Fund	13,342,454
Direxion Monthly S&P 500 Bear 2X Fund	4,117,654
Direxion Monthly Latin America Bull 2X Fund	2,121,979
Direxion Monthly Dollar Bear 2X Fund	—
Direxion Monthly Dollar Bull 2X Fund	788,978

At April 30, 2009 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	4/30/2016	4/30/2017	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	—	32,940,296	32,940,296
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—	—
Direxion Monthly S&P 500 Bull 2X Fund	259,451	11,832,432	12,091,883
Direxion Monthly S&P 500 Bear 2X Fund	—	—	—
Direxion Monthly Latin America Bull 2X Fund	—	224,927,626	224,927,626
Direxion Monthly Dollar Bear 2X Fund	—	5,265,878	5,265,878
Direxion Monthly Dollar Bull 2X Fund	—	—	—

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2009, open Federal and state income tax years include the tax years ended April 30, 2007, April 30, 2008 and April 30, 2009. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to the Direxion Monthly Latin America Bull 2X Fund a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. Available borrowing under the Line of Credit is limited to the lesser of $14,500 or 33.33% of the Fund’s net assets. Borrowings under the Line of Credit are charged at prime rate less 1/2%. The Fund did not utilize the credit facility for the six months ended October 31, 2009.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT  29

3.	REVERSE STOCK SPLITS

During the year ended April 30, 2009, shares of the Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund and the Direxion Monthly Latin America Bull 2X Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholders aggregate net asset value. A summary of the reverse stock splits is as follows:

			Net Asset Value	Net Asset Value	Shares Outstanding	Shares Outstanding
	Date	Rate	Before Split	After Split	Before Split	After Split

Direxion Monthly NASDAQ-100 Bull 2X Fund	12/15/2008	7:1	$3.49	$24.43	6,058,704	865,529
Direxion Monthly S&P 500 Bull 2X Fund	12/15/2008	5:1	4.34	21.70	10,143,247	2,028,649
Direxion Monthly Latin America Bull 2X Fund	12/15/2008	5:1	3.83	19.15	8,682,787	1,736,557

The reverse stock splits had no impact on the net assets of the funds.

4.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended October 31, 2009 and year ended April 30, 2009 were as follows:

	Direxion Monthly		Direxion Monthly
	NASDAQ-100 Bull 2X Fund[1]		NASDAQ-100 Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31,	Year Ended	October 31,	Year Ended
	2009	April 30,	2009	April 30,
	(Unaudited)	2009	(Unaudited)	2009

Shares sold	2,643,039	18,646,631	14,327,623	10,326,433
Shares issued in reinvestment of distributions	—	165,761	—	21,427
Shares redeemed	(2,872,479)	(19,328,806)	(13,862,168)	(10,472,613)

Total net increase (decrease) from capital share transactions	(229,440)	(516,414)	465,455	(124,753)

	Direxion Monthly		Direxion Monthly
	S&P 500 Bull 2X Fund[2]		S&P 500 Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31,	Year Ended	October 31,
	2009	April 30,	2009	Year Ended
	(Unaudited)	2009	(Unaudited)	April 30, 2009

Shares sold	7,027,893	37,393,557	18,757,325	28,196,795
Shares issued in reinvestment of distributions	—	4,480	—	23,336
Shares redeemed	(8,742,458)	(36,287,404)	(18,503,261)	(27,389,095)

Total net increase (decrease) from capital share transactions	(1,714,565)	1,110,633	254,064	831,036

30  DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly		Direxion Monthly
	Latin American Bull 2X Fund[3]		Dollar Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31,		October 31,	Year Ended
	2009	Year Ended	2009	April 30,
	(Unaudited)	April 30, 2009	(Unaudited)	2009

Shares sold	2,429,436	13,658,016	3,936,103	15,142,762
Shares issued in reinvestment of distributions	—	971,447	—	—
Shares redeemed	(2,264,562)	(20,684,594)	(3,987,090)	(15,481,362)

Total net increase (decrease) from capital share transactions	164,874	(6,055,131)	(50,987)	(338,600)

	Direxion Monthly
	Dollar Bull 2X Fund
	Six Months Ended
	October 31,	Period Ended
	2009	April 30,
	(Unaudited)	2009[4]

Shares sold	3,899,392	7,887,615
Shares issued in reinvestment of distributions	—	6,138
Shares redeemed	(3,626,287)	(7,806,472)

Total net increase (decrease) from capital share transactions	273,105	87,281

[1]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 7:1 reverse stock split.

[2]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[3]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[4]	Commenced operations on June 2, 2008.

5.	INVESTMENT TRANSACTIONS

During the six months ended October 31, 2009, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	Purchases	Sales

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—
Direxion Monthly S&P 500 Bull 2X Fund	—	—
Direxion Monthly S&P 500 Bear 2X Fund	—	—
Direxion Monthly Latin America Bull 2X Fund	—	79,861
Direxion Monthly Dollar Bear 2X Fund	—	—
Direxion Monthly Dollar Bull 2X Fund	—	—

There were no purchases or sales of long-term U.S. government securities during the six months ended October 31, 2009.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the period May 1, 2009 through June 30, 2009, the Adviser had contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Under this contract, the Adviser could recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years. For the six months ended October 31, 2009, the Adviser paid or recouped the following expenses:

DIREXION SEMI-ANNUAL REPORT  31

	Direxion	Direxion	Direxion	Direxion
	Monthly	Monthly	Monthly	Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expense — May 1, 2009 — June 30, 2009	1.95%	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — May 1, 2009 through June 30, 2009	$2,999	$6,329	$—	$3,834
Advisory expense waiver recovery — May 1, 2009 through June 30, 2009	$—	$—	$519	$—

	Direxion Monthly	Direxion	Direxion
	Latin America	Monthly Dollar	Monthly Dollar
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%
Annual cap on expense — May 1, 2009 — June 30, 2009	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — May 1, 2009 through June 30, 2009	$—	$—	$8,563
Advisory expense waiver recovery — May 1, 2009 through June 30, 2009	$17,908	$719	$—

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps are no longer applicable. The Adviser relinquished all recovery of expenses waived by the Funds for the previous three years through June 30, 2009.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Direxion Monthly NASDAQ-100 Bull 2X Fund	0.65%
Direxion Monthly NASDAQ-100 Bear 2X Fund	0.65%
Direxion Monthly S&P 500 Bull 2X Fund	0.65%
Direxion Monthly S&P 500 Bear 2X Fund	0.65%
Direxion Monthly Latin America Bull 2X Fund	0.65%
Direxion Monthly Dollar Bear 2X Fund	0.65%
Direxion Monthly Dollar Bull 2X Fund	0.65%

Expenses subject to potential recovery relinquished by Adviser:

Direxion Monthly NASDAQ-100 Bull 2X Fund	$248,561
Direxion Monthly NASDAQ-100 Bear 2X Fund	$192,598
Direxion Monthly S&P 500 Bull 2X Fund	$147,645
Direxion Monthly S&P 500 Bear 2X Fund	$222,673
Direxion Monthly Latin America Bull 2X Fund	$60,903
Direxion Monthly Dollar Bear 2X Fund	$158,595
Direxion Monthly Dollar Bull 2X Fund	$59,333

32  DIREXION SEMI-ANNUAL REPORT

Distribution Expenses:

Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees:

The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

With the above changes to the Fund, effective July 1, 2009, the total expense ratios of the Funds are as follows:

Direxion Monthly NASDAQ-100 Bull 2X Fund	1.90%
Direxion Monthly NASDAQ-100 Bear 2X Fund	1.90%
Direxion Monthly S&P 500 Bull 2X Fund	1.90%
Direxion Monthly S&P 500 Bear 2X Fund	1.90%
Direxion Monthly Latin America Bull 2X Fund	1.90%
Direxion Monthly Dollar Bull 2X Fund	1.90%
Direxion Monthly Dollar Bear 2X Fund	1.90%

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the six months ended October 31, 2009, the amount of transfer agent expenses reduced by this revenue was as follows:

Direxion Monthly NASDAQ-100 Bull 2X Fund	$4,802
Direxion Monthly NASDAQ-100 Bear 2X Fund	1,890
Direxion Monthly S&P 500 Bull 2X Fund	10,381
Direxion Monthly S&P 500 Bear 2X Fund	3,929
Direxion Monthly Latin America Bull 2X Fund	7,179
Direxion Monthly Dollar Bear 2X Fund	3,682
Direxion Monthly Dollar Bull 2X Fund	949

7.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

DIREXION SEMI-ANNUAL REPORT  33

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of October 31, 2009:

	Direxion Monthly NASDAQ-100 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$31,878,821	$—	$—	$31,878,821
Other Financial Instruments*	$—	$(2,184,991)	$—	$(2,184,991)

	Direxion Monthly NASDAQ-100 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,669,540	$—	$—	$4,669,540
Other Financial Instruments*	$—	$242,159	$—	$242,159

	Direxion Monthly S&P 500 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$12,707,933	$—	$—	$12,707,933
Other Financial Instruments*	$—	$(1,235,385)	$—	$(1,235,385)

	Direxion Monthly S&P 500 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$16,871,470	$—	$—	$16,871,470
Other Financial Instruments*	$—	$198,964	$—	$198,964

	Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$96,660,328	$—	$—	$96,660,328
Other Financial Instruments*	$—	$(18,974,605)	$—	$(18,974,605)

	Direxion Monthly Dollar Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$10,556,823	$—	$—	$10,556,823
Other Financial Instruments*	$68,997	$—	$—	$68,997

	Direxion Monthly Dollar Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,174,472	$—	$—	$4,174,472
Other Financial Instruments*	$(2,419)	$—	$—	$(2,419)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of October 31, 2009, the Funds were invested in futures and equity swap contracts.

34  DIREXION SEMI-ANNUAL REPORT

At October 31, 2009, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bear 2X Fund	Swap contracts	$—	$242,159	$242,159

	Total	$—	$242,159	$242,159

Direxion Monthly S&P 500 Bear 2X Fund	Swap contracts	$—	$198,964	$198,964

	Total	$—	$198,964	$198,964

Direxion Monthly Dollar Bear 2X Fund	Futures contracts*	$68,997	$—	$68,997

	Total	$68,997	$—	$68,997

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Swap contracts	$—	$2,184,991	$2,184,991

	Total	$—	$2,184,991	$2,184,991

Direxion Monthly S&P 500 Bull 2X Fund	Swap contracts	$—	$1,235,385	$1,235,385

	Total	$—	$1,235,385	$1,235,385

Direxion Monthly Latin America Bull 2X Fund	Swap contracts	$—	$18,974,605	$18,974,605

	Total	$—	$18,974,605	$18,974,605

Direxion Monthly Dollar Bull 2X Fund	Futures contracts*	$2,419	$—	$2,419

	Total	$2,419	$—	$2,419

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.
*	Cumulative depreciation of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended October 31, 2009, were as follows:

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$11,524,029	$11,524,029

	Total realized gain (loss)	$—	$11,524,029	$11,524,029

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(3,217,406)	$(3,217,406)

	Total change in unrealized appreciation (depreciation)	$—	$(3,217,406)	$(3,217,406)

Direxion Monthly NASDAQ-100 Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(7,028,959)	$(7,028,959)

	Total realized gain (loss)	$—	$(7,028,959)	$(7,028,959)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$972,735	$972,735

	Total change in unrealized appreciation (depreciation)	$—	$972,735	$972,735

Direxion Monthly S&P 500 Bull 2X Fund	Realized gain (loss)[1]
	Futures contracts	$—	$(162,475)	$(162,475)
	Swap contracts	—	20,106,086	20,106,086

	Total realized gain (loss)	$—	$19,943,611	$19,943,611

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$18,335	$18,335
	Swap contracts	—	(2,254,404)	(2,254,404)

	Total change in unrealized appreciation (depreciation)	$—	$(2,236,069)	$(2,236,069)

DIREXION SEMI-ANNUAL REPORT  35

		Foreign exchange risk	Equity risk	Total

Direxion Monthly S&P 500 Bear 2X Fund	Realized gain (loss)[1]
	Futures contracts	$—	$4,705	$4,705
	Swap contracts	—	(17,003,975)	(17,003,975)

	Total realized gain (loss)	$—	$(16,999,270)	$(16,999,270)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$2,565,569	$2,565,569

	Total change in unrealized appreciation (depreciation)	$—	$2,565,569	$2,565,569

Direxion Monthly Latin America Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$63,823,518	$63,823,518

	Total realized gain (loss)	$—	$63,823,518	$63,823,518

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(18,974,605)	$(18,974,605)

	Total change in unrealized appreciation (depreciation)	$—	$(18,974,605)	$(18,974,605)

Direxion Monthly Dollar Bear 2X Fund	Realized gain (loss)[1]
	Futures contracts	$2,382,429	$—	$2,382,429

	Total realized gain (loss)	$2,382,429	$—	$2,382,429

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(107,825)	$—	$(107,825)

	Total change in unrealized appreciation (depreciation)	$(107,825)	$—	$(107,825)

Direxion Monthly Dollar Bull 2X Fund	Realized gain (loss)[1]
	Futures contracts	$(1,312,020)	$—	$(1,312,020)

	Total realized gain (loss)	$(1,312,020)	$—	$(1,312,020)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$24,685	$—	$24,685

	Total change in unrealized appreciation (depreciation)	$24,685	$—	$24,685

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the six months ended October 31, 2009, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

	Long	Short	Long Equity	Short Equity
	Futures Contracts	Futures Contracts	Swaps Contracts	Swaps Contracts

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—	$—	$62,559,181	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—	—	13,394,572
Direxion Monthly S&P 500 Bull 2X Fund	—	283,722	88,220,700	—
Direxion Monthly S&P 500 Bear 2X Fund	—	—	—	42,380,677
Direxion Monthly Latin America Bull 2X Fund	—	—	149,711,635	—
Direxion Monthly Dollar Bear 2X Fund	—	23,160,187	—	—
Direxion Monthly Dollar Bull 2X Fund	9,685,546	—	—	—

9.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Funds are required to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on December 30, 2009.

36  DIREXION SEMI-ANNUAL REPORT

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT  37

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 26, 2009 Board meeting in renewing the Advisory Agreement (“Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Direxion Monthly Dollar Bull 2X Fund, Direxion Monthly Dollar Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund and Direxion Monthly S&P 500® Bear 2X Fund (each a “Fund” and collectively, the “Funds”). The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds, particularly with their leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of the Funds relative to: (1) performance models for the year-to-date period ended June 30, 2009; and (2) market indices for the year-to-date period ended June 30, 2009. The Board considered Rafferty’s explanation that the Funds’ performance is more appropriately compared to the models rather than to the market indices. The Board also considered Rafferty’s explanation that the Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily investment results that are leveraged and the Lipper peer group funds generally do not.

The Board noted Rafferty’s explanation that the performance of a Fund and its model typically will differ materially from the performance of the Fund’s benchmark index because the benchmark index’s performance does not reflect the effects of a leveraged investment strategy. In addition, the Board noted that a Fund’s performance will be adversely affected by fund expenses and cash flows into and out of the Fund, which are not factors that impact the performance of the Fund’s model and benchmark index.

With respect to the Direxion Monthly Dollar Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted Rafferty’s representation that the Fund’s underperformance was due in part to daily price deviations between the time when Rafferty rebalanced the Fund’s portfolio and the close of the markets. On certain days, this deviation resulted in a loss for the Fund. The Board noted that the Fund’s model is not affected by these daily deviations.

38  DIREXION SEMI-ANNUAL REPORT

Investment Advisory Agreement Approval

With respect to the Direxion Monthly Dollar Bear 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2009.

With respect to the Direxion Monthly Latin America Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted Rafferty’s representation that the Fund’s underperformance was due in part to daily price deviations between the time when Rafferty rebalanced the Fund’s portfolio and the close of the markets. On certain days, this deviation resulted in a loss for the Fund. The Board noted that the Fund’s model is not affected by these daily deviations.

With respect to the Direxion Monthly NASDAQ-100® Bull 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2009.

With respect to the Direxion Monthly NASDAQ-100® Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted that the amount by which the Fund underperformed its model was less than its expense ratio.

With respect to the Direxion Monthly S&P 500® Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted that the amount by which the Fund underperformed its model was less than its expense ratio.

With respect to the Direxion Monthly S&P 500® Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted that the amount by which the Fund underperformed its model was less than its expense ratio.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of the Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratios for the Funds generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account in part for their lower total expense ratios. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds.

The Board considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints was not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

DIREXION SEMI-ANNUAL REPORT  39

Investment Advisory Agreement Approval

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

40  DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

DIREXION SEMI-ANNUAL REPORT  PN-1

SEMI-ANNUAL REPORT OCTOBER 31, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Direxion Funds

By (Signature and Title	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President

     Date 12/31/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President

     Date 12/31/2009

By (Signature and Title)*	/s/ Guy F. Talarico
Guy F. Talarico, Principal Financial Officer

     Date 1/4/2010

*	Print the name and title of each signing officer under his or her signature.